ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2015
ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
ACQUIRED INTANGIBLE ASSETS, NET
10.	ACQUIRED INTANGIBLE ASSETS, NET

Acquired intangible assets, net consist of the following:

	As of December 31, 2014					As of December 31, 2015
	Gross				Net	Gross				Net
	carrying	Accumulated	Exchange	Accumulated	carrying	carrying	Accumulated	Exchange	Accumulated	carrying	Amortization
	amount	amortization	difference	impairment	amount	amount	amortization	difference	impairment	amount	period
Intangible assets not subject to
amortization
Trademarks
with indefinite life	$282,182	$-	$8,388	$-	$290,570	$282,182	$-	$(8,374)	$-	$273,808	N/A
Intangible assets subject to
amortization
Agreements
with Mobile Operator	3,113,746	(3,113,746)	-	-	-	3,113,746	(3,113,746)	-	-	-	3 years
Operating platforms	243,974	(243,974)	-	-	-	243,974	(243,974\ )	-	-	-	5 years
Service licenses	57,071	(57,071)	-	-	-	57,071	(57,071)	-	-	-	3 years
Contracts with content providers	120,999	(120,999)	-	-	-	120,999	(120,999)	-	-	-	1 year
Non-compete agreement	388,516	(388,516)	-	-	-	388,516	(388,516)	-	-	-	2 years
Self-developed contents	379,089	(379,089)	-	-	-	379,089	(379,089)	-	-	-	2 years
Product technologies	4,966,102	(4,966,102)	-	-	-	4,966,102	(4,966,102)	-	-	-	3 years
Contracts with service providers	5,713	(5,713)	-	-	-	5,713	(5,713)	-	-	-	1 year
Subscriber list	16,710	(16,710)	-	-	-	16,710	(16,710)	-	-	-	1 year
Trademarks	36,874	(36,874)	-	-	-	36,874	(36,874)	-	-	-	1 year
Core technologies	8,281,231	(6,947,441)	243,038	-	1,576,828	8,281,231	(7,242,002)	(248,707)	-	790,522	5 years
Software	115,150	(65,464)	3,875	-	53,561	172,549	(92,222)	(6,351)	-	73,976	5 years
Game licenses	80,381,424	(22,127,367)	1,239,249	(6,540,004)	52,953,302	80,381,424	(29,003,257)	(745,446)	(39,725,967)	10,906,754	3 years
Employment contract	380,898	(380,898)	-	-	-	380,898	(380,898)	-	-	-	3 years
Copyright	813,074	(181,584)	4,053	-	635,543	813,074	(299,440)	(43,085)	-	470,549	6 years

Total	$99,582,753	$(39,031,548)	$1,498,603	$(6,540,004)	$55,509,804	$99,640,152	$(46,346,613)	$(1,051,963)	$(39,725,967)	$12,515,609

During 2013 and 2014, the Company obtained certain new game licenses from third party game developers. The intangible assets recognized comprise the relevant initial license fee payments, minimum royalty fee payments and value of warrants issued in connection with obtaining these licenses.

The Company recorded intangible assets relating to the game licenses by reference to the fair values of cash installment payments and warrants because the fair values of the game licenses were not readily determinable at the transaction dates. The Company estimated the useful lives of the game licenses to be three years and amortizes such intangible assets from commercial launches of the games over the useful lives.

The weighted average amortization period of the intangible assets subject to amortization was three years as of December 31, 2014 and 2015, respectively.

The Company recorded amortization expenses of $2,785,142, $19,203,618, and $7,315,066 for the years ended December 31, 2013, 2014, and 2015, respectively. The amortization expenses for the years ending December 31, 2016, 2017, 2018, 2019, 2020 and thereafter are expected to be $5,140,270, $3,875,303, $3,127,159, $96,362 and $2,707.

For purposes of recognition and measurement of an impairment loss, each intangible asset is considered the lowest level asset group that generates identifiable independent cash flow. In 2014, owing to the uncertainty of the success of a game development, the carrying amount of US$4,721,260 of the relevant game licenses exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such licenses, which were insignificant. Accordingly, the Company determined that the game licenses should be impaired in 2014. The impairment loss of US$1,323,260 was reported in impairment loss of intangible assets and was arrived at after a write back of an unpaid consideration of US$1,250,000 for the game licenses and a forfeiture of the warrant with a value of US$2,148,000 originally issued for acquisition of the game licenses. Starting from 2015, owing to the unexpected significant deterioration in performance of Guild War 2, the carrying amount of $35,209,933 of the relevant game licenses exceeded the sum of undiscounted future cash flows expected to generate from the use and eventual disposition of such licenses, which were insignificant. Accordingly, the Company recognized an impairment loss of $35,209,933 in the consolidated statement of comprehensive income in 2015. Subsequent reversal of a previously recognized impairment loss is prohibited regardless of the subsequent performance of the relevant games. The licenses impaired in 2014 and 2015 were originally included in the internet game segment.